ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued payroll expenses	$ 3,445	$ 2,583
Retainage due to contractors	199	2,283
Purchase consideration payable		4,752
Employee termination costs	1,750
Guarantee deposits from original shareholders of acquired subsidiaries	1,358	4,265
Income tax payable	5,406	1,425
Other taxes payable	2,326	1,989
Amounts due to original shareholders of acquired subsidiaries	1,345	22,942
Unrecognized tax benefits (Note 13)		4,344
Accrued interests on unrecognized tax benefits		1,036
Accrued water resource fee	1,496	1,417
Loans from third parties	13,627	14,483
Interest payable	1,260	1,056
Accrued dam and reservoirs repair fee	1,424	3,835
Reservoir maintenance fund	1,905	1,398
Advance from customers	1,014	124
Deposits from third parties	716	1,905
Accrued audit fee	650	937
Other liabilities	5,904	4,228
Total	$ 43,825	$ 75,002